SP 500 Pure Value Fund Performance Management - SP 500 Pure Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The bar chart below shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based securities market index intended to represent the overall market (S&P 500® Index) and the Fund's underlying index (S&P 500® Pure Value Index). The Fund does not seek to track the S&P 500® Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did, nor does it reflect the effect of any taxes. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Of course, this past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based securities market index intended to represent the overall market (S&P 500® Index) and the Fund's underlying index (S&P 500® Pure Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below reflects applicable fee waivers and/or expense limitations in effect during the periods shown. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did, nor does it reflect the effect of any taxes.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterDecember 31, 202025.17%Lowest QuarterMarch 31, 2020-42.01%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS   <br/>(for periods ended December 31, 2025)
SP 500 Pure Value Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	25.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(42.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020